N-2	6 Months Ended
Apr. 30, 2024 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001567569
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	First Trust Intermediate Duration Preferred & Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s primary investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its managed assets in preferred securities and other income producing securities issued by U.S. and non-U.S. companies, including traditional preferred securities, hybrid preferred securities that have investment and economic characteristics of both preferred securities and debt securities, floating rate and fixed-to-floating rate preferred securities, debt securities, convertible securities and contingent convertible securities. There can be no assurance that the Fund will achieve its investment objectives. The Fund seeks to maintain, under normal market conditions, a duration of between three and eight years. The Fund may not be appropriate for all investors.
Risk Factors [Table Text Block]
Principal Risks
The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The following discussion summarizes the principal risks associated with investing in the Fund, which includes the risk that you could lose some or all of your investment in the Fund.  The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and, in accordance therewith, files reports, proxy statements and other information that is available for review.
Contingent Convertible Securities Risk. CoCos are hybrid securities most commonly issued by banking institutions that present risks similar to debt securities and convertible securities. CoCos are distinct in that they are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” When an issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside its control, and the Fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. CoCos are usually issued in the form of subordinated debt instruments to provide the appropriate regulatory capital treatment. If an issuer liquidates, dissolves or winds-up before a conversion to equity has occurred, the rights and claims of the holders of the CoCos (such as the Fund) against the issuer generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities after a conversion event (i.e., a “trigger”), each holder will be further subordinated. CoCos also may have no stated maturity and have fully discretionary coupons. This means coupon payments can be canceled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses, without causing a default. In general, the value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Credit Agency Risk.  Credit ratings are determined by credit rating agencies and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or such credit rating agency’s ability to evaluate creditworthiness and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Credit and Below-Investment Grade Securities Risk. Credit risk is the risk that the issuer or other obligated party of a debt security in the Fund’s portfolio will fail to pay, or it is perceived that it will fail to pay, dividends or interest and/or repay principal when due. Below-investment grade instruments, including instruments that are not rated but judged to be of comparable quality, are commonly referred to as high-yield securities or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal and are more susceptible to default or decline in market value than investment grade securities due to adverse economic and business developments. High-yield securities are often unsecured and subordinated to other creditors of the issuer. The market values for high-yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, an investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make dividend, interest and/or principal payments; (iv) negative perception of the high-yield market which may depress the price and liquidity of high-yield securities; (v) volatility; and (vi) liquidity.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or Sub-Advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Illiquid and Restricted Securities Risk.  The Fund may invest in securities that are restricted and/or illiquid. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  Restricted securities may be illiquid as they generally are not listed on an exchange and may have no active trading market. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets.

Inflation Risk. The Fund invests in securities that are subject to inflation risk.  Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money.  As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Interest Rate and Duration Risk.  Interest rate risk is the risk that securities will decline in value because of changes in market interest rates.  For fixed rate securities, when market interest rates rise, the market value of such securities generally will fall.  Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase.  During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments.  This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security.  Fixed rate securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  The duration of a security will be expected to change over time with changes in market factors and time to maturity.  Although the Fund seeks to maintain a duration, under normal market circumstances, excluding the effects of leverage, of between three and eight years, if the effect of the Fund’s use of leverage was included in calculating duration, it could result in a longer duration for the Fund.
The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates.  As short-term interest rates decline, interest payable on floating rate securities typically decreases.  Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases.  Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates.  The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general.
Many financial instruments use or may use a floating rate based upon the LIBOR. The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2022. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the Fund.

Interest Rate Swaps Risk. If short-term interest rates are lower than the Fund’s fixed rate of payment on an interest rate swap, the swap will reduce common share net earnings. In addition, a default by the counterparty to a swap transaction could also negatively impact the performance of the common shares.

Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor and by the Advisor to the Sub-Advisor will be higher than if the Fund did not use leverage.

Management Risk and Reliance on Key Personnel.  The implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount from Net Asset Value.  Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk. Investments held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by real or perceived economic conditions, political events, regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Non-U.S. Securities Risk.  Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Potential Conflicts on Interest Risk. First Trust, Stonebridge and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust and Stonebridge currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust (and by First Trust to Stonebridge) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on managed assets. Therefore, First Trust and Stonebridge have a financial incentive to leverage the Fund.

Preferred/Hybrid Preferred and Debt Securities Risk.  An investment in preferred/hybrid preferred and debt securities is subject to certain risks, including:
•
Issuer Risk. The value of these securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services.
•
Interest Rate Risk. Interest rate risk is the risk that fixed rate securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed rate securities generally will fall. Market value generally falls further for fixed rate securities with longer duration. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security. Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase.
•
Floating Rate and Fixed-to-Floating Rate Risk.  The market value of floating rate and fixed-to-floating rate securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the interest rate reset. Securities with a floating or variable interest rate component can be less sensitive to interest rate changes than securities with fixed interest rates. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating rate and fixed-to-floating rate securities may decline due to lower coupon payments on floating rate securities.
•
Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund’s income and distributions to common shareholders.
•
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the Fund portfolio’s current earnings rate.
•
Subordination Risk.  Preferred securities are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.
In addition, preferred and hybrid preferred securities are subject to certain other risks, including deferral and omission risk, limited voting rights risk and special redemption rights risk.

Reverse Repurchase Agreements Risk. The Fund’s use of reverse repurchase agreements may involve leverage risk. There is also the risk that the market value of the securities acquired with the proceeds of the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.

Risks of Concentration in the Financials Sector. Because the Fund invests 25% or more of its managed assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. The Fund may emphasize its investments in certain industries such as the banking and insurance industries and therefore may make the Fund more economically vulnerable in the event of a downturn in those industries. Financial companies are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount and types of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for financial companies, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries, on any individual financial company or on financial companies as a whole cannot be predicted. Certain risks may impact the value of investments in financial companies more severely than those of investments in other issuers, including the risks associated with companies that operate with substantial financial leverage. Financial companies may also be adversely affected by volatility in interest rates, loan losses and other customer defaults, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies in particular may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Financial companies are also a target for cyber attacks and may experience technology malfunctions and disruptions as a result.

Smaller Companies Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Trust Preferred Securities Risk.  The risks associated with trust preferred securities typically include the financial condition of the financial institution that creates the trust, as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution and issuing the trust preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make payments to holders of the trust preferred securities such as the Fund. The issuer of trust preferred securities is generally able to defer or skip payments for up to five years without being in default and certain enhanced trust preferred securities may have longer interest payment deferral periods.

Valuation Risk.  Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for certain preferred securities and debt securities trading. Preferred securities and debt securities generally trade on an “over-the- counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of certain preferred securities and debt securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing.

Share Price	$ 17.06
NAV Per Share	$ 18.69
Latest Premium (Discount) to NAV [Percent]	(8.72%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares outstanding (unlimited number of Common Shares has been authorized)
Outstanding Security, Held [Shares] | shares	60,847,827
Document Period End Date	Apr. 30, 2024
Contingent Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent Convertible Securities Risk. CoCos are hybrid securities most commonly issued by banking institutions that present risks similar to debt securities and convertible securities. CoCos are distinct in that they are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” When an issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside its control, and the Fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. CoCos are usually issued in the form of subordinated debt instruments to provide the appropriate regulatory capital treatment. If an issuer liquidates, dissolves or winds-up before a conversion to equity has occurred, the rights and claims of the holders of the CoCos (such as the Fund) against the issuer generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities after a conversion event (i.e., a “trigger”), each holder will be further subordinated. CoCos also may have no stated maturity and have fully discretionary coupons. This means coupon payments can be canceled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses, without causing a default. In general, the value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Credit Agency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Agency Risk.  Credit ratings are determined by credit rating agencies and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or such credit rating agency’s ability to evaluate creditworthiness and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Credit And Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit and Below-Investment Grade Securities Risk. Credit risk is the risk that the issuer or other obligated party of a debt security in the Fund’s portfolio will fail to pay, or it is perceived that it will fail to pay, dividends or interest and/or repay principal when due. Below-investment grade instruments, including instruments that are not rated but judged to be of comparable quality, are commonly referred to as high-yield securities or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal and are more susceptible to default or decline in market value than investment grade securities due to adverse economic and business developments. High-yield securities are often unsecured and subordinated to other creditors of the issuer. The market values for high-yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, an investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make dividend, interest and/or principal payments; (iv) negative perception of the high-yield market which may depress the price and liquidity of high-yield securities; (v) volatility; and (vi) liquidity.

Current Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or Sub-Advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Illiquid And Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid and Restricted Securities Risk.  The Fund may invest in securities that are restricted and/or illiquid. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  Restricted securities may be illiquid as they generally are not listed on an exchange and may have no active trading market. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk. The Fund invests in securities that are subject to inflation risk.  Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money.  As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Interest Rate And Duration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate and Duration Risk.  Interest rate risk is the risk that securities will decline in value because of changes in market interest rates.  For fixed rate securities, when market interest rates rise, the market value of such securities generally will fall.  Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase.  During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments.  This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security.  Fixed rate securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  The duration of a security will be expected to change over time with changes in market factors and time to maturity.  Although the Fund seeks to maintain a duration, under normal market circumstances, excluding the effects of leverage, of between three and eight years, if the effect of the Fund’s use of leverage was included in calculating duration, it could result in a longer duration for the Fund.
The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates.  As short-term interest rates decline, interest payable on floating rate securities typically decreases.  Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases.  Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates.  The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general.
Many financial instruments use or may use a floating rate based upon the LIBOR. The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2022. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the Fund.

Interest Rate Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Swaps Risk. If short-term interest rates are lower than the Fund’s fixed rate of payment on an interest rate swap, the swap will reduce common share net earnings. In addition, a default by the counterparty to a swap transaction could also negatively impact the performance of the common shares.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor and by the Advisor to the Sub-Advisor will be higher than if the Fund did not use leverage.

Management Risk And Reliance On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk and Reliance on Key Personnel.  The implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount From Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value.  Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. Investments held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by real or perceived economic conditions, political events, regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Non U S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities Risk.  Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Potential Conflicts On Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts on Interest Risk. First Trust, Stonebridge and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust and Stonebridge currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust (and by First Trust to Stonebridge) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on managed assets. Therefore, First Trust and Stonebridge have a financial incentive to leverage the Fund.

Preferred Hybrid Preferred And Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred/Hybrid Preferred and Debt Securities Risk.  An investment in preferred/hybrid preferred and debt securities is subject to certain risks, including:
•
Issuer Risk. The value of these securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services.
•
Interest Rate Risk. Interest rate risk is the risk that fixed rate securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed rate securities generally will fall. Market value generally falls further for fixed rate securities with longer duration. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security. Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase.
•
Floating Rate and Fixed-to-Floating Rate Risk.  The market value of floating rate and fixed-to-floating rate securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the interest rate reset. Securities with a floating or variable interest rate component can be less sensitive to interest rate changes than securities with fixed interest rates. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating rate and fixed-to-floating rate securities may decline due to lower coupon payments on floating rate securities.
•
Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund’s income and distributions to common shareholders.
•
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the Fund portfolio’s current earnings rate.
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Subordination Risk.  Preferred securities are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.
In addition, preferred and hybrid preferred securities are subject to certain other risks, including deferral and omission risk, limited voting rights risk and special redemption rights risk.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements Risk. The Fund’s use of reverse repurchase agreements may involve leverage risk. There is also the risk that the market value of the securities acquired with the proceeds of the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.

Risks Of Concentration In The Financials Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Concentration in the Financials Sector. Because the Fund invests 25% or more of its managed assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. The Fund may emphasize its investments in certain industries such as the banking and insurance industries and therefore may make the Fund more economically vulnerable in the event of a downturn in those industries. Financial companies are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount and types of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for financial companies, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries, on any individual financial company or on financial companies as a whole cannot be predicted. Certain risks may impact the value of investments in financial companies more severely than those of investments in other issuers, including the risks associated with companies that operate with substantial financial leverage. Financial companies may also be adversely affected by volatility in interest rates, loan losses and other customer defaults, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies in particular may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Financial companies are also a target for cyber attacks and may experience technology malfunctions and disruptions as a result.

Smaller Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Smaller Companies Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Trust Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trust Preferred Securities Risk.  The risks associated with trust preferred securities typically include the financial condition of the financial institution that creates the trust, as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution and issuing the trust preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make payments to holders of the trust preferred securities such as the Fund. The issuer of trust preferred securities is generally able to defer or skip payments for up to five years without being in default and certain enhanced trust preferred securities may have longer interest payment deferral periods.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk.  Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for certain preferred securities and debt securities trading. Preferred securities and debt securities generally trade on an “over-the- counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of certain preferred securities and debt securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing.